UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Hester Capital Management L.L.C.
Address:		100 Congress Ave # 1960
		Austin, Texas 78701

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		I. Craig Hester
Title:		President and CEO
Phone:		(512) 474-6657

Signature, Place and Date of Signing:

/s/ I. Craig Hester		Austin, Texas		August 6, 1999

Report Type (Check only one):

	[ X ]	13F HOLDINGS REPORT

	[    ]	13F NOTICE

	[    ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry Total:		203

FORM 13F Information Table Value Total:		481,445,009

List of Other Included Mangers:

No. 13F File Number		Name

None










Fair
Shares or


Class
Cusip
Market
Prin

Name of Issuer
Title
Number
Value
Amount

Albertsons Inc
csus
013104104
2,197,852
42,625
sole
Abbott Labs
csus
002824100
626,175
13,800
sole
Adobe Systems
csus
00724f101
8,314,212
101,200
sole
Allamerica Financial Corp
csus
01975410
242,812
3,750
sole
Chancellor Media Corp Com
csus
00169310
231,525
4,200
sole
Angelica
csus
034663104
2,442,384
138,575
sole
Allergan, Inc. Common
csus
018490102
3,691,749
33,259
sole
American Home Prod. Corp.
csus
026609107
906,525
15,800
sole
American International Group
csus
026874107
271,668
2,317
sole
AAR Corporation
csus
000361105
2,476,545
109,159
sole
Ameritech Corp.
csus
030954101
389,550
5,300
sole
Alcatel Sponsored ADRS
csus
01390430
204,375
7,500
sole
Allied Signal Inc.
csus
019512102
1,776,600
28,200
sole
American Greetings
csus
026375105
1,127,428
37,425
sole
Ametek Aerospace Products
csus
031105109
614,100
26,700
sole
Amgen Inc.
csus
031162100
487,000
8,000
sole
Antec Corporation
csus
03664P105
1,110,966
34,650
sole
America Online
csus
02364j104
767,690
6,979
sole
Atlantic Richfield Company
csus
048825103
4,819,467
57,675
sole
Arvin Industries
csus
043339100
238,991
6,310
sole
Archstone Communities
csus
039581103
835,819
38,100
sole
Auto Data Processing
csus
053015103
343,200
7,800
sole
Avon Products
csus
054303102
1,242,867
22,394
sole
Avnet
csus
053807103
1,436,850
30,900
sole
Avery Dennison
csus
053611109
2,104,069
34,850
sole
American Express Company
csus
025816109
4,459,254
34,269
sole
Allegheny Energy Inc Com
csus
01736110
219,628
6,850
sole
Boeing
csus
097023105
533,104
12,116
sole
Bank Of America Corp
csus
060505104
3,037,264
41,429
sole
Baxter
csus
071813109
533,500
8,800
sole
Bell Atlantic Corp.
csus
077853109
739,260
11,308
sole
Browning-Ferris Industries, In
csus
115885105
3,133,625
72,875
sole
Birmingham Steel
csus
091250100
88,931
20,925
sole
Bank Of New York Inc.
csus
064057102
518,504
14,133
sole
Blair Corp
csus
092828102
1,567,762
58,200
sole
Bellsouth Corporation
csus
079860102
1,594,449
34,568
sole
Bristol-Myers Squibb Company
csus
110122108
3,815,177
54,164
sole
Bowne & Co.
csus
103043105
1,714,006
128,150
sole
Bob Evans Farms Inc.
csus
096761101
2,596,172
130,625
sole
Bp Amoco Plc Ads
csus
055622104
873,208
8,048
sole
Berkshire Hathaway Inc Del Cl
csus
084670207
470,400
210
sole
Anheuser Busch Cos
csus
035229103
2,056,904
28,996
sole
Citigroup
csus
172967101
3,187,250
67,100
sole
Computer Assoc Intl Inc
csus
204912109
307,914
5,624
sole
Cascade Corp.
csus
147195101
1,720,600
122,900
sole
Caterpillar Inc.
csus
149123101
801,000
13,350
sole
Cooper Industries, Inc.
csus
216669101
1,399,632
26,916
sole
Cbrl Group Inc.
csus
224100107
1,086,792
62,775
sole
Canandaigua Brands Inc.
csus
137219200
3,311,428
63,150
sole
CBS Corporation
csus
12490k10
364,685
8,300
sole
Crown Cork & Seal Co Inc
csus
228255105
587,100
20,600
sole
Carnival Corp Com
csus
14365810
492,275
10,150
sole
Clear Channel Comm.
csus
184502102
5,758,273
83,529
sole
Chevron Corporation
csus
166751107
1,619,390
17,035
sole
Citizens Inc. Cl A
csus
174740100
58,750
10,000
sole
Clorox Co.
csus
189054109
1,997,287
18,699
sole
Chase Manhattan Corp.
csus
16161A108
2,263,705
26,170
sole
Conexant Systems, Inc.
csus
207142100
563,845
9,711
sole
Columbia/Hca Healthcare
csus
197677107
1,021,156
44,763
sole
3com Corp
csus
885535104
511,599
19,170
sole
Compaq Computer Corp
csus
204493100
1,025,929
43,311
sole
Camden Ppty Tr
csus
133131102
424,168
15,285
sole
Crane Company
csus
224399105
2,719,910
86,518
sole
Cisco Sys Inc. Common
csus
17275R102
1,485,284
23,050
sole
Cuno
csus
126583103
1,186,209
62,024
sole
Dupont Ei Denemours
csus
263534109
1,622,080
23,745
sole
Deere & Co.
csus
244199105
963,621
24,590
sole
Dell Computer Com
csus
247025109
1,897,471
51,283
sole
Diageo P L C Spnsrd Adr New
csus
25243q20
829,900
19,300
sole
Disney
csus
254687106
2,649,875
86,000
sole
Delta & Pine Ld Co
csus
247357106
221,602
7,035
sole
Deluxe Corp.
csus
248019101
3,345,327
86,192
sole
Dun & Bradstreet Corporation
csus
264830100
219,712
6,200
sole
Dover Corp
csus
260003108
420,000
12,000
sole
Duke Energy
csus
264399106
704,421
12,940
sole
Equifax Inc
csus
944291053
331,894
9,300
sole
EG & G
csus
268457108
2,810,812
78,900
sole
Eastman Kodak Co.
csus
277461109
4,217,166
62,246
sole
EMC Corp.
csus
268648102
717,640
13,048
sole
Eastman Chemical Company
csus
277432100
862,414
16,665
sole
Emerson Electric Company
csus
291011104
4,019,000
63,857
sole
Ethan Allen Interiors
csus
297602104
6,210,743
164,523
sole
Ford Motor Company
csus
345370100
370,456
6,564
sole
First Data Corporation
csus
319963104
1,628,983
33,287
sole
Fleet Financial Group
csus
338915101
1,226,525
27,640
sole
Federal Natl Mtg Assn
csus
313586109
1,300,162
19,050
sole
Federal Home Ln Mtg Corp
csus
313400301
1,277,856
22,032
sole
H.B. Fuller
csus
359694106
1,962,362
28,700
sole
Gillette Company
csus
375766102
3,456,956
84,316
sole
Gannett  Co Inc Del
csus
364730101
242,675
3,400
sole
General Electric Co.
csus
369604103
22,321,907
197,539
sole
Giant Inds Inc Com
csus
37450810
1,810,563
182,195
sole
Corning Inc.
csus
219350105
2,245,753
32,025
sole
Glaxo Welcome Plc
csus
37733W105
398,923
7,045
sole
Georgia Pacific
csus
373298108
343,469
7,250
sole
Genuine Parts Co.
csus
372460105
341,250
9,750
sole
Gte Corporation
csus
362320103
952,734
12,619
sole
Hispanic Broadcasting Corp
csus
43357b10
205,564
2,600
sole
Home Depot
csus
437076102
1,591,477
24,698
sole
Hartford Financial Services
csus
416515104
2,108,580
36,160
sole
Hancock Fabrics
csus
409900107
486,719
111,250
sole
H. J. Heinz Co.
csus
423074103
229,244
4,573
sole
Honeywell
csus
438506107
293,164
2,530
sole
Harsco Corp.
csus
415864107
428,000
13,375
sole
Hershey Foods Corp Com
csus
427866108
1,741,469
29,330
sole
Hewlett Packard Company
csus
428236103
9,175,750
91,301
sole
International Bus. Machine
csus
459200101
6,926,249
53,588
sole
Intel Corp
csus
458140100
8,359,809
140,501
sole
Illinois Tool Works
csus
452308109
249,337
3,050
sole
Johnson & Johnson
csus
478160104
4,049,654
41,323
sole
Kimberly-Clark Corporation
csus
494368103
1,976,403
34,674
sole
Kn Energy Inc Com
csus
48262010
866,620
64,794
sole
Coca-Cola
csus
191216100
4,788,136
77,228
sole
Leviathan Gas Pipeline
csus
527367106
789,075
33,400
sole
Lilly Industries
csus
532491107
1,084,978
58,450
sole
Lilly Eli & Co.
csus
532457108
617,980
8,628
sole
Lucent Technologies
csus
549463107
8,480,614
125,755
sole
Southwest Airlines Co.
csus
844741108
592,900
19,049
sole
Marriott Intl Inc
csus
571900109
583,050
15,600
sole
Masco Corp
csus
574599106
918,225
31,800
sole
Mcdonalds Corp.
csus
580135101
4,363,362
106,100
sole
Medtronic Inc.
csus
585055106
517,479
6,645
sole
Mead Corp.
csus
582834107
478,037
11,450
sole
Mellon Bank Corp
csus
585509102
3,071,214
84,432
sole
Mccormick & Co. Inc.
csus
579780206
1,817,211
57,575
sole
Miller Herman
csus
600544100
4,647,300
221,300
sole
Minnesota Mining & Mfg. Co.
csus
604059105
6,948,480
79,925
sole
Philip Morris Cos.
csus
718154107
1,952,148
48,576
sole
Mobil Corporation
csus
607059102
5,258,042
53,246
sole
Motorola
csus
620076109
2,529,256
26,694
sole
Marshall & Isley
csus
571834100
257,500
4,000
sole
Merck & Company
csus
589331107
5,138,289
69,790
sole
Microsoft Corporation
csus
594918104
1,858,404
20,606
sole
Monsanto
csus
611662107
336,281
8,500
sole
Nabisco Hldgs Corp Cl A
csus
62952610
352,600
8,200
sole
National Auto Credit Inc.
csus
63252r103
15,150
15,000
sole
Nike Inc Cl B
csus
654106103
4,515,469
71,250
sole
Nokia Corporation
csus
65490220
1,190,312
13,000
sole
Nuveen Insd Prem Incm Ii
csus
6706D8104
190,332
14,928
sole
Norfolk Southern Corp.
csus
655844108
256,062
8,500
sole
Nucor
csus
670346105
633,291
13,350
sole
Office Depot
csus
676220106
2,905,300
131,685
sole
Bank One Corp. New
csus
06423a103
4,323,171
72,582
sole
Oracle Corporation
csus
68389X105
5,525,741
148,841
sole
Occidental Petroleum
csus
674599105
629,081
29,779
sole
Phillips Petroleum Company
csus
718507106
402,500
8,000
sole
Paccar Inc.
csus
693718108
1,725,347
32,325
sole
Pepsico, Inc.
csus
713448108
3,356,063
86,748
sole
Pfizer Inc.
csus
717081103
5,053,022
46,358
sole
Proctor & Gamble Co.
csus
742718109
4,532,115
50,780
sole
Prologis
csus
743410102
318,775
15,742
sole
Pharmacia & Upjohn Inc.
csus
716941109
869,231
15,300
sole
Possis Medical
csus
737407106
3,141,362
267,350
sole
Ralston Purina Co
csus
751277302
2,480,656
81,500
sole
Royal Dutch Petroleum
csus
780257705
1,756,046
29,146
sole
Regions Financial Corp
csus
738940100
3,292,902
85,669
sole
Republic Group
csus
760473108
1,028,610
57,145
sole
Rockwell
csus
774347108
1,219,556
20,075
sole
Raytheon Cl. B
csus
755111408
3,754,102
53,250
sole
Ims Health Inc.
csus
449934108
212,500
6,800
sole
Sbc Communications
csus
78387G103
5,807,482
100,129
sole
Smithkline Beecham Plc
csus
832378301
964,512
14,600
sole
The Charles Schwab Corp.
csus
808513105
269,775
2,475
sole
Scientific Atlanta
csus
808655104
375,300
10,425
sole
Silicon Graphics
csus
827056102
830,311
50,706
sole
Schering-Plough Corporation
csus
806605101
3,475,395
66,198
sole
Schlumberger Ltd.
csus
806857108
1,542,639
24,222
sole
Sara Lee Corp
csus
803111103
682,758
30,094
sole
Standard Motor Products
csus
853666105
463,050
18,900
sole
Simpson Industries
csus
829060102
876,877
85,549
sole
Sonat Inc.
csus
835415100
935,781
28,250
sole
Southern Company
csus
842587107
361,195
13,630
sole
Sonoco
csus
835495102
1,869,447
62,445
sole
Standard & Poor's Dep. Rcpt
csus
78462F103
732,950
5,350
sole
Stride Rite Corp.
csus
863314100
103,125
10,000
sole
St.  Jude Med Inc
csus
790849103
258,281
7,250
sole
Sun Microsystems Inc
csus
866810104
433,912
6,300
sole
Sysco
csus
871829107
232,537
7,800
sole
At&t Corp.
csus
001957109
3,089,529
55,355
sole
Tandy Corp Com
csus
875382103
942,408
19,282
sole
Tca Cable Tv Inc.
csus
872241104
14,596,500
263,000
sole
Commercial Intertech
csus
201709102
888,898
55,774
sole
Tenneco
csus
880370101
414,231
17,350
sole
Tellabs Inc.
csus
879664100
6,908,266
102,250
sole
Brown Tom Inc Com New
csus
11566020
670,744
43,100
sole
Thomas & Betts
csus
884315102
911,925
19,300
sole
Texaco, Inc.
csus
881694103
4,136,024
66,309
sole
Texas Instruments Inc.
csus
882508104
1,519,200
10,550
sole
Tyco
csus
902120104
63,310,006
668,179
sole
Unocal Corp Com
csus
915289102
875,712
22,100
sole
Us West Inc New
csus
91273h101
216,196
3,680
sole
Vulcan Matls Co Com
csus
92916010
1,293,100
26,800
sole
Vodafone
csus
92857t10
590,310
2,996
sole
Mci Worldcom Inc.
csus
98155K102
1,687,858
19,612
sole
Wells Fargo
csus
949746101
9,075,440
212,291
sole
Whirlpool Corp.
csus
963320106
4,520,290
61,085
sole
Warner Lambert Common
csus
934488107
1,146,092
16,580
sole
Willamette Industries, Inc.
csus
969133107
783,062
17,000
sole
Williams Cos Inc Del Com
csus
969457100
330,577
11,574
sole
Wal Mart Stores Inc
csus
931142103
6,069,850
125,800
sole
Wrigley Wm Jr Co
csus
982526105
4,741,118
53,159
sole
Exxon Corporation
csus
302290101
9,495,553
123,119
sole
Xerox Corp.
csus
984121103
951,497
16,110
sole